Fidelity (logo) InvestmentsR	FMR LLC
245 Summer Street
Boston, MA 02210
617 563 7000

May 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	File Room

RE:	Empire Fidelity Investments Life Insurance Company
Empire Fidelity Variable Annuity Account A:
File No. 33-42376

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Lance A. Warrick
Lance A. Warrick
General Counsel